Share-based Compensation - Restricted share units, others (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 17, 2011 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award
Recognized share-based compensation		$ 3,204	¥ 20,852		¥ 1,890		¥ 34,354
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period	4 years
Restricted share units granted to the employees | shares	10,050,958
Recognized share-based compensation			0		0		¥ 1,000
Unrecognized share-based compensation			¥ 0		¥ 0
Total fair value of restricted share units vested | $		$ 0		$ 0		$ 30